Form N-CSR Cover	6 Months Ended
May 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes World Investment Series, Inc.
Entity Central Index Key	0000918199
Document Period End Date	May 31, 2024